Accumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

(In $ millions)	Unrealized gain on marketable securities	Unrealized gain on foreign exchange	Actuarial gain/(loss) relating to pension	Share in unrealized gains from associated companies	Change in unrealized gain on interest rate swaps in VIEs	Change in debt component on Archer facility	Total
Balance at December 31, 2015 (Predecessor)	(151)	36	(38)	11	—	—	(142)
Other comprehensive income before reclassifications	168	—	15	12	—	—	195
Balance as at December 31, 2016 (Predecessor)	17	36	(23)	23	—	—	53
Other comprehensive income before reclassifications	14	—	(3)	2	2	—	15
Amounts reclassified from accumulated other comprehensive income	—	—	—	(10)	—	—	(10)
Balance as at December 31, 2017 (Predecessor)	31	36	(26)	15	2	—	58
Adoption of accounting standard update	(31)	—	—	—	—	—	(31)
Balance as at January 1, 2018 (Predecessor)	—	36	(26)	15	2	—	27
Reset accumulated other comprehensive (loss)/income	—	(36)	26	(15)	(2)	—	(27)
Balance as at July 1, 2018 (Predecessor)	—	—	—	—	—	—	—

Other comprehensive income before reclassifications	—	—	1	(5)	—	(3)	(7)
Balance as at December 31, 2018 (Successor)	—	—	1	(5)	—	(3)	(7)